(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2014
(LOSS) INCOME PER SHARE [Abstract]
(LOSS) INCOME PER SHARE

Note 17—(LOSS) INCOME PER SHARE

Basic (loss) income per share for the years ended December 31, 2012, 2013 and 2014 is calculated as follows:

	Year Ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic (loss) income per share:
Numerator:
Net (loss) income attributable to Class A and Class B common shareholders for computing basic loss per Class A and Class B common share	(297,335)	(146,516)	(95,923)	(46,942)	59,305	9,558	28,812	4,644
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	267,707,132	131,916,660	269,520,110	131,896,605	271,445,384	271,445,384	131,876,660	131,876,660
Basic (loss) income per Class A and Class B common shares	(1.11)	(1.11)	(0.36)	(0.36)	0.22	0.04	0.22	0.04

Diluted (loss) income per share for the years ended December 31, 2012, 2013 and 2014 is calculated as follows:

	Year Ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted (loss) income per share:
Numerator:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation	(297,335)	(146,516)	(95,923)	(46,942)	60,219	9,706	27,898	4,496
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares	(146,516)	—	(46,942)	—	27,898	4,496	—	—
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share	(443,851)	(146,516)	(142,865)	(46,942)	88,117	14,202	27,898	4,496
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	267,707,132	131,916,660	269,520,110	131,896,605	271,445,384	271,445,384	131,876,660	131,876,660
Conversion of Class B to Class A common shares	131,916,660	—	131,896,605	—	131,876,660	131,876,660	—	—
Dilutive options	—	—	—	—	13,211,010	13,211,010	—	—
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	399,623,792	131,916,660	401,416,715	131,896,605	416,533,054	416,533,054	131,876,660	131,876,660
Diluted (loss) income per Class A and Class B common share	(1.11)	(1.11)	(0.36)	(0.36)	0.21	0.03	0.21	0.03

The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2012 and 2013 as the effect would be anti-dilutive.